CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,118,687	$ 8,798,702	$ 6,613,696
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,302,163	2,296,985	2,182,630
FHLB Stock dividends	(37,700)	(8,600)	(6,000)
Provision for loan losses	625,271	410,069	1,418,260
Deferred income taxes	(10,352)	255,638	331,399
Restricted stock expense	772,311	721,124	617,779
Increase in cash value of life insurance	(528,734)	(408,535)	(369,804)
Amortization and accretion, net	629,304	921,853	900,913
Gain on sale of land/bank premises	51,838	(133,339)	(110,734)
Gain on sale of securities	(126,286)	0	(237,174)
Loss on sale/write-down of other real estate	244,466	386,590	395,379
Changes in:
Loans held for sale	(2,005,402)	(1,867,661)	1,659,996
Interest receivable	(404,760)	(294,332)	(152,307)
Other assets	(1,992,955)	135,620	2,643,956
Interest payable	60,348	(70,112)	(109,218)
Other liabilities	(121,118)	(1,406,347)	(8,721,513)
Net cash provided by operating activities	9,577,081	9,737,655	7,057,258
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities	(53,403,251)	(29,571,287)	(38,459,683)
Purchases of other securities	(1,433,100)	(4,079,400)	(3,296,800)
Proceeds from maturities and calls of available-for-sale securities	45,296,821	42,569,677	42,723,486
Proceeds from maturities and calls of held-to-maturity securities	1,094,138	1,099,898	246,980
Proceeds from sales of securities available-for-sale	250,000	0	10,909,239
Proceeds from redemption of other securities	3,012,900	3,187,500	2,514,485
Increase in loans	(98,560,749)	(68,588,377)	(89,190,269)
Net additions to premises and equipment	(2,706,842)	(1,230,531)	(988,736)
Purchase of bank owned life insurance	(5,850,000)	0	(7,500,000)
Proceeds from sale of land/bank premises	0	949,516	76,375
Cash received (paid) in excess of cash paid for acquisition	0	(843,895)	4,272,735
Net cash used in investing activities	(112,300,083)	(56,506,899)	(78,692,188)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase in deposits	122,496,150	24,090,591	53,845,509
Proceeds from borrowed funds	252,000,000	194,340,000	180,000,000
Repayment of borrowed funds	(293,321,245)	(173,468,821)	(155,653,580)
Dividends paid on common stock	(782,936)	(778,428)	(763,143)
Dividends paid on preferred stock	(452,305)	(342,460)	(342,460)
Repurchase of shares issued in BCB acquisition	0	(35,710)	0
Net proceeds from issuance of stock	59,744,418	0	0
Repayment of CDCI Preferred shares	(15,925,000)	0	0
Repurchase of warrants	0	(302,410)	0
Repurchase of restricted stock for payment of taxes	(176,112)	(92,390)	(85,532)
Net cash provided by financing activities	123,582,970	43,410,372	77,000,794
Net increase (decrease) in cash and cash equivalents	20,859,968	(3,358,872)	5,365,864
Cash and cash equivalents at beginning of year	41,258,917	44,617,789	39,251,925
Cash and cash equivalents at end of year	62,118,885	41,258,917	44,617,789
Supplemental disclosures:
Interest	4,254,987	3,448,525	3,056,939
Income taxes	4,725,814	4,152,050	275,075
Non-cash activities:
Transfers of loans to other real estate	4,722,529	1,050,342	2,208,010
Issuance of restricted stock grants	61,247	69,327	67,627
Loans originated to facilitate the sale of land	$ 0	$ 0	$ 402,982